UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 93.7%
	Automobiles and Components - 0.9%
579	Harley-Davidson, Inc.	$35,738

	Capital Goods - 8.2%
377	Acuity Brands, Inc.	56,503
900	AECOM ●	22,875
787	Danaher Corp.	64,815
919	DigitalGlobe, Inc. ●	24,718
1,248	Fastenal Co.	55,422
1,497	HD Supply Holdings, Inc. ●	43,145
1,072	Textron, Inc.	45,632
		313,110
	Commercial and Professional Services - 1.3%
438	IHS, Inc. ●	50,421

	Consumer Durables and Apparel - 5.0%
669	GoPro, Inc. ●	33,271
389	Harman International Industries, Inc.	50,419
502	Jarden Corp. ●	24,118
9,319	Samsonite International S.A.	28,283
284	Whirlpool Corp.	56,475
		192,566
	Consumer Services - 7.1%
62	Chipotle Mexican Grill, Inc. ●	43,927
1,660	Diamond Resorts International, Inc. ●	47,108
1,650	Hilton Worldwide Holdings, Inc. ●	42,840
224	Panera Bread Co. Class A ●	38,534
699	Starbucks Corp.	61,151
457	Wyndham Worldwide Corp.	38,252
		271,812
	Diversified Financials - 5.1%
154	BlackRock, Inc.	52,315
843	Julius Baer Group Ltd.	34,296
1,479	Nomad Holdings Ltd. ●†	14,749
577	Northern Trust Corp.	37,696
2,676	Platform Specialty Products Corp. ●	56,203
		195,259
	Energy - 0.7%
164	Pioneer Natural Resources Co.	24,730

	Food and Staples Retailing - 1.0%
758	Whole Foods Market, Inc.	39,500

	Food, Beverage and Tobacco - 1.0%
329	Monster Beverage Corp. ●	38,499

	Health Care Equipment and Services - 3.2%
404	Becton, Dickinson & Co.	55,848
494	Cerner Corp. ●	32,796
992	Envision Healthcare Holdings ●	34,094
		122,738
	Insurance - 1.2%
976	American International Group, Inc.	47,697

	Materials - 1.2%
419	Martin Marietta Materials, Inc.	45,134

	Media - 1.3%
1,508	Twenty-First Century Fox, Inc.	49,994

	Pharmaceuticals, Biotechnology and Life Sciences - 13.9%
208	Actavis plc ●	55,329
152	Alnylam Pharmaceuticals, Inc. ●	14,286
725	AstraZeneca plc	51,645
2,101	Bristol-Myers Squibb Co.	126,611
529	Celgene Corp. ●	63,041
301	Incyte Corp. ●	23,965
845	Merck & Co., Inc.	50,966
397	Novartis AG	38,707
498	Ono Pharmaceutical Co., Ltd.	52,454
107	Regeneron Pharmaceuticals, Inc. ●	44,629
122	Vertex Pharmaceuticals, Inc. ●	13,395
		535,028
	Real Estate - 2.4%
1,425	CBRE Group, Inc. ●	46,084
81	WeWork Companies, Inc. Class A ⌂●†	1,219
467	Zillow, Inc. ●	45,267
		92,570
	Retailing - 9.5%
400	Advance Automotive Parts, Inc.	63,641
359	Amazon.com, Inc. ●	127,118
117	Honest (The) Co. ⌂●†	3,173
696	Lowe's Cos., Inc.	47,156
186	Netflix, Inc. ●	82,156
418	Tory Burch LLC ⌂●†	24,720
256	TripAdvisor, Inc. ●	17,162
		365,126
	Semiconductors and Semiconductor Equipment - 3.3%
273	ASML Holding N.V.	28,377
195	Freescale Semiconductor Holdings Ltd. ●	6,253
570	NXP Semiconductors N.V. ●	45,214
10,253	Taiwan Semiconductor Manufacturing Co., Ltd.	45,089
		124,933
	Software and Services - 13.9%
959	Akamai Technologies, Inc. ●	55,753
558	Alibaba Group Holding Ltd. ●	49,737
191	Baidu, Inc. ADR ●	41,578
2,167	Cadence Design Systems, Inc. ●	38,987
88	CoStar Group, Inc. ●	16,293
1,521	Facebook, Inc. ●	115,426
273	Factset Research Systems, Inc.	39,241
178	Google, Inc. Class A ●	95,861
159	New Relic, Inc. ⌂●†	4,567
2,261	Tencent Holdings Ltd. ●	38,142
521	Yelp, Inc. ●	27,313
3,195	Zuora, Inc. ⌂●†	10,924
		533,822
	Technology Hardware and Equipment - 11.6%
2,579	Apple, Inc.	302,100
656	Arista Networks, Inc. ●	41,428
278	F5 Networks, Inc. ●	31,029
635	Mobileye N.V. ●	25,002
697	TE Connectivity Ltd.	46,291
		445,850
	Transportation - 1.9%
214	FedEx Corp.	36,218

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 93.7% - (continued)
	Transportation - 1.9% - (continued)
344	Kansas City Southern	$37,890
		74,108
	Total Common Stocks
	( Cost $3,203,735)	$3,598,635

Preferred Stocks - 5.7%
	Capital Goods - 0.4%
3,149	Lithium Technology Corp. ⌂●†	$16,656

	Consumer Durables and Apparel - 0.7%
388	Cloudera, Inc. ⌂●†	11,513
924	One Kings Lane, Inc. ⌂●†	13,645
		25,158
	Consumer Services - 0.1%
2,429	Draftkings, Inc. ⌂●†	3,938

	Real Estate - 0.5%
2,437	Redfin Corp. ⌂●†	7,233
404	WeWork Companies, Inc., Class D-1 ⌂●†	6,058
318	WeWork Companies, Inc., Class D-2 ⌂●†	4,760
		18,051
	Retailing - 0.5%
443	Forward Ventures LLC ⌂●†	11,295
272	Honest (The) Co. Series C ⌂●†β	7,405
		18,700
	Software and Services - 3.1%
3,330	Apigee Corp. ⌂●†	10,722
5,669	Essence Holding Group ⌂●†	9,467
743	Lookout, Inc. ⌂●†	9,353
610	Nutanix, Inc. ⌂●†	9,555
2,312	Uber Technologies, Inc. ⌂●†	69,325
566	Veracode, Inc. ⌂●†	12,276
		120,698
	Technology Hardware and Equipment - 0.2%
655	Pure Storage, Inc. ⌂●†	9,640

	Telecommunication Services - 0.2%
395	DocuSign, Inc. ⌂●†	6,285
		6,285
	Total Preferred Stocks
	(Cost $177,963)	$219,126

Warrants - 0.0%
	Diversified Financials - 0.0%
1,484	Nomad Holdings Ltd. †	$453

	Total Warrants
	(Cost $15)	$453

	Total Long-Term Investments
	(Cost $3,381,713)	$3,818,214

Short-Term Investments - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $34, collateralized by U.S. Treasury Note 0.88%, 2017, value of $35)
$34	0.04%, 1/31/15	$34
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,474, collateralized by FHLMC
3.50% - 4.00%, 2032 - 2045, FNMA 1.83% -
	4.50%, 2025 - 2045, value of $1,504)
1,474	0.06%, 1/31/15	1,474
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$10,695, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $10,909)
10,695	0.05%, 1/31/15	10,695
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$2,490, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S. Treasury
Bill 0.25%, 2016, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2024, value of $2,540)
2,490	0.06%, 1/31/15	2,490
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $7,124, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $7,267)
7,124	0.04%, 1/31/15	7,124
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $4,631, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $4,724)
4,631	0.05%, 1/31/15	4,631
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $406, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $414)
406	0.05%, 1/31/15	406
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,703, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$1,737)
1,703	0.06%, 1/31/15	1,703

2

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Short-Term Investments - 0.9% - (continued)
Repurchase Agreements - 0.9% - (continued)
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $105, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $107)
$105	0.06%, 1/31/15	$105
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $6,357, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $6,484)
6,357	0.07%, 1/31/15	6,357
		35,019
	Total Short-Term Investments
	(Cost $35,019)	$35,019

Total Investments
(Cost $3,416,732) ▲	100.3%	$3,853,233
Other Assets and Liabilities	(0.3)%	(9,967)
Total Net Assets	100.0%	$3,843,266

3

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $3,417,721 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$517,778
Unrealized Depreciation	(82,266)
Net Unrealized Appreciation	$435,512

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $278,931, which represents 7.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

β	Convertible security.
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2014	3,330	Apigee Corp. Preferred	$9,690
02/2014	388	Cloudera, Inc. Preferred	5,644
02/2014	395	DocuSign, Inc. Preferred	5,191
12/2014	2,429	Draftkings, Inc. Preferred	4,375
05/2014	5,669	Essence Holding Group Preferred	8,964
11/2014	443	Forward Ventures LLC Preferred	13,805
08/2014	117	Honest (The) Co.	3,154
08/2014	272	Honest (The) Co. Series C Preferred	7,360
08/2013	3,149	Lithium Technology Corp. Preferred	15,347
07/2014	743	Lookout, Inc. Preferred	8,493
04/2014	159	New Relic, Inc.	4,502
08/2014	610	Nutanix, Inc. Preferred	8,174
01/2014	924	One Kings Lane, Inc. Preferred	14,243
04/2014	655	Pure Storage, Inc. Preferred	10,299
12/2014	2,437	Redfin Corp. Preferred	8,037
11/2013	418	Tory Burch LLC	32,762
06/2014	2,312	Uber Technologies, Inc. Preferred	35,865
08/2014	566	Veracode, Inc. Preferred	10,456
12/2014	81	WeWork Companies, Inc. Class A	1,354
12/2014	404	WeWork Companies, Inc., Class D-1 Preferred	6,732
12/2014	318	WeWork Companies, Inc., Class D-2 Preferred	5,289
01/2015	3,195	Zuora, Inc.	12,138

At January 31, 2015, the aggregate value of these securities was $263,729, which represents 6.9% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	25.1%
Consumer Staples	2.0
Energy	0.7
Financials	9.2
Health Care	17.1
Industrials	11.8
Information Technology	32.1
Materials	1.2
Services	0.2
Total	99.4%
Short-Term Investments	0.9
Other Assets and Liabilities	(0.3)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

5

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,598,635	$3,265,416	$288,616	$44,603
Preferred Stocks	219,126	–	–	219,126
Warrants	453	453	–	–
Short-Term Investments	35,019	–	35,019	–
Total	$3,853,233	$3,265,869	$323,635	$263,729

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Common Stocks	$61,848	$—	$(3,176	)†	$—	$13,492	$—	$4,052	$(31,613)	$44,603
Preferred Stocks	156,380	9,912	43,053	‡	—	38,238	(24,405)	—	(4,052)	219,126
Total	$218,228	$9,912	$39,877		$—	$51,730	$(24,405)	$4,052	$(35,665)	$263,729

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(3,176).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $41,603.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford Municipal Real Return Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 98.2%
	Alabama - 0.9%
	County of Jefferson, AL, Sewer Rev
$1,500	5.00%, 10/01/2018	$1,658

	Alaska - 0.6%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	438
	Anchorage, AK, GO
610	5.25%, 08/01/2028	700
		1,138
	Arizona - 1.0%
	Arizona State Health Fac Auth Hospital System Rev
1,000	5.00%, 02/01/2020	1,166
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	280
	Sundance, AZ, Community Fac Dist
249	7.13%, 07/01/2027 ■	249
	Vistancia, AZ, Community Fac Dist GO
185	6.75%, 07/15/2022	185
		1,880
	California - 17.9%
	California State Communities DA Rev
250	0.00%, 07/01/2037 ●	—
570	0.94%, 04/01/2036 Δ	489
1,000	5.00%, 10/01/2022	1,093
	California State Dept Water Resources Supply Rev
500	5.00%, 05/01/2022 ╦	568
	California State GO
3,515	6.50%, 04/01/2033 ‡	4,325
	California State Health Facilities
1,000	6.00%, 07/01/2029	1,191
	California State Public Works Board, State University Trustees
170	6.13%, 04/01/2029 ╦	204
	Corona-Norco California University
1,530	4.00%, 09/01/2019	1,696
	El Dorado, CA, Irrigation Dist
300	5.38%, 08/01/2024	351
	Foothill-Eastern Transportation Corridor Agency
435	5.00%, 01/15/2053 Δ	474
	Golden State Tobacco Securitization Agency
425	5.00%, 06/01/2017	466
	Hemet, CA Unif School Dist FA
1,000	5.00%, 09/01/2031 ☼	1,149
	Huntington Park, CA, Public FA Rev
400	5.25%, 09/01/2019	409
	Irvine, CA, Improvement Bond Act
1,000	4.00%, 09/02/2019	1,093
	Los Angeles, CA, Airport Rev
1,100	5.00%, 01/01/2020	1,268
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,148
	San Bernardino City, CA, Unif School Dist GO
725	5.00%, 08/01/2020	863
	San Bernardino, CA, Community College Dist GO
500	6.38%, 08/01/2026	598
	San Buenaventura, CA, Rev
500	5.25%, 12/01/2017	546
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	200
	San Francisco City & County, CA, Redev FA
1,120	6.50%, 08/01/2032	1,344
	San Joaquin Hills, CA, Transporation Auth
290	5.00%, 01/15/2029	335
	San Jose, CA, Redev Agency
1,000	6.50%, 08/01/2019	1,164
	Santa Cruz County, CA, Redev Agency
1,360	5.00%, 09/01/2022	1,659
665	6.63%, 09/01/2029	782
	Santa Margarita, CA, Water Dist Special Tax
500	5.00%, 09/01/2024	575
500	5.00%, 09/01/2025	564
1,000	5.00%, 09/01/2028	1,152
	Southern California State Public Power Auth
500	5.00%, 07/01/2023	573
	Temecula, CA, Redev Agency Tax Allocation Rev
230	5.63%, 12/15/2038	238
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,783
	Tuolumne, CA, Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,174
	Twin Rivers, CA, Unif School Dist Cops
700	3.20%, 06/01/2035	701
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,485
	Washington Township, CA, Health Care Dist Rev
1,000	6.00%, 07/01/2029	1,149
		32,809
	Colorado - 0.4%
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	723

	Connecticut - 0.6%
	City of New Haven, CT, GO
1,000	5.00%, 11/01/2017	1,096

	Delaware - 0.7%
	Delaware State Transportation Auth
1,180	5.00%, 07/01/2025	1,353

	District of Columbia - 3.2%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034	3,406
	Metropolitan Washington, DC, Airport Auth System Rev
1,035	5.00%, 10/01/2022	1,266
1,000	5.00%, 10/01/2027	1,205
		5,877
	Florida - 7.9%
	Arlington of Naples
500	6.50%, 05/15/2020 ■	503
500	7.00%, 05/15/2024 ■	566
	Broward County, FL School Board
675	5.00%, 07/01/2027 ☼	822
	Broward County, FL, Airport System Rev
145	5.00%, 10/01/2019 ╦	169

1

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 98.2% - (continued)
	Florida - 7.9% - (continued)
	Broward County, FL, Airport System Rev - (continued)
$120	5.00%, 10/01/2020 ╦	$142
285	5.00%, 10/01/2021 ╦	342
	Broward Cty Florida School Board
325	5.00%, 07/01/2027 ☼	396
	Greater Orlando, FL, Aviation Auth
1,500	5.00%, 10/01/2021	1,806
1,000	5.00%, 10/01/2024	1,167
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,177
	Miami Beach, FL, Health Fac Auth
190	5.00%, 11/15/2020	222
	Miami-Dade County Expressway Auth
625	5.00%, 07/01/2024	774
	Miami-Dade County, FL, Aviation Rev
530	5.00%, 10/01/2027	633
	Miami-Dade County, FL, Educational Fac Auth
2,000	5.75%, 04/01/2028	2,116
	Palm Beach County Health
1,000	6.80%, 06/01/2025	1,146
	River Bend Community Development Dist, Capital Improvement Rev
780	0.00%, 11/01/2015 ●	101
	Village, FL, Community Development Dist #11
250	3.25%, 05/01/2019	252
	Volusia County, FL, School Board
1,000	5.00%, 08/01/2025	1,224
		14,558
	Georgia - 2.4%
	Atlanta, GA, Airport Passenger Fac Charge Rev
2,000	5.00%, 01/01/2023 ╦	2,355
	Atlanta, GA, Water & Wastewater Rev
1,500	6.00%, 11/01/2022 ╦	1,841
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)
10	6.50%, 01/01/2017	10
	Georgia State Municipal Elec Auth
245	6.50%, 01/01/2017	262
		4,468
	Hawaii - 0.9%
	Hawaii State Dept of Transportation
1,000	5.00%, 08/01/2022	1,214
	Hawaii State Harbor System Rev
500	5.38%, 01/01/2020	502
		1,716
	Idaho - 0.9%
	Idaho State Bond Bank Auth Rev
1,470	5.63%, 09/15/2026	1,713

	Illinois - 11.9%
	Chicago, IL, Board of Education
825	6.00%, 01/01/2020	932
	Chicago, IL, O'Hare International Airport Rev
825	5.00%, 01/01/2023	971
1,500	5.00%, 01/01/2026	1,756
850	5.25%, 01/01/2027	853
	Chicago, IL, Park Dist, GO
2,370	5.00%, 01/01/2025	2,834
	City of Chicago, IL, GO
785	4.00%, 01/01/2018	822
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
867	0.00%, 03/01/2037 ●	633
	Huntley, IL, Special Service #9
1,500	5.10%, 03/01/2028	1,629
	Illinois State FA Rev
1,000	5.00%, 10/01/2023	1,216
1,000	5.00%, 11/15/2031 ☼	1,190
	Illinois State GO
1,000	5.00%, 01/01/2022	1,125
2,000	5.25%, 01/01/2021	2,314
	Illinois State Toll Highway Auth
60	5.00%, 01/01/2023	61
1,000	5.00%, 01/01/2027	1,190
	Kane Cook & DuPage Counties GO
1,400	5.00%, 01/01/2031 ☼	1,628
	Railsplitter, IL, Tobacco Settlement Auth
1,000	5.50%, 06/01/2023	1,196
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	564
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
947	6.63%, 03/01/2033	949
		21,863
	Indiana - 1.3%
	Indiana State Housing and Community DA
1,120	4.55%, 07/01/2027 ‡	1,139
	University of Southern Indiana
820	5.00%, 10/01/2022	968
250	5.00%, 10/01/2023	295
		2,402
	Kentucky - 0.8%
	Kentucky Public Transportation Inf Auth
230	5.00%, 07/01/2017	252
	Louisville & Jefferson County, KY
1,085	5.00%, 12/01/2023	1,301
		1,553
	Louisiana - 0.9%
	LA, Tobacco Settlement Financing Corp.
1,500	5.00%, 05/15/2026	1,617

	Maryland - 0.6%
	Westminster Maryland Rev
1,000	3.88%, 07/01/2019	1,033

	Massachusetts - 0.5%
	Massachusetts State Development Fin Agency Rev
925	5.00%, 01/01/2017	993

	Michigan - 1.1%
	Detroit, MI, Water Supply System Ref Rev
915	6.50%, 07/01/2015	936
	Michigan FA
600	5.00%, 07/01/2018	666

2

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 98.2% - (continued)
	Michigan - 1.1% - (continued)
	Michigan FA - (continued)
$350	5.00%, 07/01/2029	$395
		1,997
	Missouri - 0.3%
	Stone Canyon, MO, Community Improvement Dist Rev
1,000	0.00%, 04/01/2027 ⌂●	480

	Nebraska - 0.6%
	Central Plains, NE, Energy Proj Gas Rev
1,000	5.00%, 09/01/2015	1,022

	Nevada - 0.8%
	Clark County, NV, School Dist GO
1,000	5.00%, 06/15/2020	1,026
	Las Vegas, NV Spl Impt Dist
400	5.00%, 06/01/2028	417
		1,443
	New Jersey - 1.1%
	New Jersey State Econ DA
760	4.88%, 09/15/2019	804
	New Jersey State Econ DA Lease Rev
1,000	5.00%, 09/01/2021	1,151
		1,955
	New Mexico - 0.1%
	Cabezon, NM, Public Improvement Dist
125	5.20%, 09/01/2015	128

	New York - 8.2%
	Liberty, NY, Corp. Development Goldman Sachs Headquarters
1,000	5.25%, 10/01/2035	1,246
	Metropolitan Transportation Auth, NY, Rev
3,000	5.25%, 11/15/2023 ╦	3,611
	New York City Housing Development Corp
395	4.50%, 02/15/2048	409
	New York State Dormitory Auth Rev
970	5.00%, 03/15/2028	1,084
	New York State Dormitory Auth Rev Obligor: Teacher's College
2,000	5.38%, 03/01/2029	2,321
	New York State Liberty Development Corp. Rev
765	5.15%, 11/15/2034 ■	859
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,191
	Newburth, NY, GO
610	5.00%, 06/15/2017	655
645	5.00%, 06/15/2018	707
	PA of New York and New Jersey
1,250	5.00%, 10/15/2025	1,526
	Ulster County, NY, Capital Resource Corp. Rev
575	3.72%, 09/15/2044 ■○	427
	Ulster County, NY, Industrial Development Agency
1,000	6.00%, 09/15/2027	1,006
		15,042

	North Carolina - 0.5%
	Mecklenburg County, NC, Certificate of Participation School Improvements
795	5.00%, 02/01/2024	913

	Ohio - 2.1%
	Cuyahoga, OH, Community College Dist
1,200	5.00%, 08/01/2027	1,385
	Dayton, OH City School Dist GO
2,000	5.00%, 11/01/2027	2,520
		3,905
	Oklahoma - 1.4%
	Norman, OK, Regional Hospital Auth Rev
2,310	5.25%, 09/01/2019	2,522

	Other U.S. Territories - 2.5%
	Guam Government Business Privilege Tax Rev
1,500	5.00%, 01/01/2027	1,715
	Guam Government Power Auth Rev
1,000	5.00%, 10/01/2021	1,204
1,000	5.00%, 10/01/2023	1,214
	Puerto Rico Highway and Transportation Auth
380	4.95%, 07/01/2026	390
		4,523
	Pennsylvania - 3.8%
	Montgomery County, PA, Higher Education and Health
1,000	5.00%, 10/01/2023	1,147
	Pennsylvania State Turnpike Commission Rev
665	6.00%, 06/01/2028	768
	Philadelphia, PA, GO
1,000	5.25%, 08/01/2019	1,166
	Pittsburgh, PA, School Dist GO
1,570	5.00%, 09/01/2021	1,870
750	5.00%, 09/01/2023	880
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2018	1,081
		6,912
	Rhode Island - 1.6%
	Cranston, RI, GO
1,410	5.00%, 07/01/2018	1,574
	Rhode Island State Health and Educational Bldg Corp.
1,215	5.00%, 05/15/2018	1,343
		2,917
	South Carolina - 0.7%
	South Carolina St Jobs-Econ Development Auth Hospital Rev
1,000	5.25%, 08/01/2024	1,198

	South Dakota - 0.3%
	South Dakota State Health & Educational FA
415	5.00%, 11/01/2029	498

3

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 98.2% - (continued)
	Tennessee - 0.6%
	Johnson City, TN, Health & Educational Fac Board Hospital Rev
$1,000	5.50%, 07/01/2031	$1,053

	Texas - 10.2%
	Dallas-Fort Worth, TX, International Airport Rev
750	5.00%, 11/01/2023	877
	El Paso, TX, ISD, GO
2,000	5.00%, 08/15/2026	2,226
	Harris County - Houston, TX
250	5.00%, 11/15/2032	292
	Houston, TX, Utility System Rev
2,000	6.00%, 11/15/2036	2,404
	Kerrville, TX, Health Fac Development Corp Hospital Rev
935	5.00%, 08/15/2015	953
	Love Field, TX, Airport Modernization Corp Special Fac Rev
1,000	5.00%, 11/01/2015	1,031
	North Texas Tollway Auth Rev
1,055	1.95%, 01/01/2038	1,078
1,000	5.00%, 01/01/2030	1,167
3,000	6.00%, 01/01/2025	3,451
	Tarrant County, TX, Cultural Education Fac
550	5.00%, 10/01/2034	605
1,000	6.25%, 11/15/2029	1,186
	Texas State Municipal Gas Acquisition & Supply Cor
1,000	5.25%, 12/15/2017	1,107
	Texas State Transportation Commission Turnpike System
550	5.00%, 08/15/2032 ☼	632
	Texas State Transportation Commission Turnpike System Rev
635	1.25%, 08/15/2042	635
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	1,011
		18,655
	Vermont - 0.3%
	Vermont State Econ DA Waste
600	4.75%, 04/01/2036 ■	603

	Virginia - 0.3%
	Virginia State Resources Auth Infrastructure
500	5.00%, 11/01/2024 ‡	571

	Washington - 3.6%
	FYI Properties, WA, Lease Rev
2,285	5.50%, 06/01/2034	2,684
	Tobacco Settlement Auth, WA, Rev
1,500	5.00%, 06/01/2023	1,776
	Washington State Health Care Fac Auth
1,820	5.00%, 03/01/2029	2,159
		6,619

	West Virginia - 0.8%
	West Virginia State Econ DA Solid Waste Disposal Fac
1,500	2.25%, 01/01/2041		1,524

	Wisconsin - 3.9%
	Milwaukee County, WI, Airport Rev
1,705	5.00%, 12/01/2024		2,044
	Wisconsin State
125	5.75%, 05/01/2033		148
865	6.00%, 05/01/2036		1,026
	Wisconsin State Health & Educational Fac Auth Rev
2,265	5.00%, 02/15/2026		2,634
1,000	5.00%, 11/15/2027		1,211
			7,063
	Total Municipal Bonds
	(Cost $168,380)		$179,993

	Total Long-Term Investments
	(Cost $168,380)		$179,993

Short-Term Investments - 3.4%
	Other Investment Pools and Funds - 3.4%
6,271	JP Morgan Tax Free Money Market Fund		$6,271

	Total Short-Term Investments
	(Cost $6,271)		$6,271

	Total Investments
	(Cost $174,651) ▲	101.6%	$186,264
	Other Assets and Liabilities	(1.6)%	(3,023)
	Total Net Assets	100.0%	$183,241

4

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $174,651 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,310
Unrealized Depreciation	(1,697)
Net Unrealized Appreciation	$11,613

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $3,207, which represents 1.8% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$1,000	Stone Canyon, MO, Community Improvement Dist Rev, 0.00%, 04/01/2027	$990

At January 31, 2015, the aggregate value of these securities was $480, which represents 0.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $5,763 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Cash  pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received
OTC swap contracts	$8,556	$–
Total	$8,556	$–

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.

5

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Total Return Swap Contracts Outstanding at January 31, 2015

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
CPURNSA	BCLY	USD	7,550	(2.12)% Fixed	01/15/19	$–	$–	$(302)	$–	$(302)
CPURNSA	BCLY	USD	3,600	(1.86)% Fixed	01/15/20	–	–	(81)	–	(81)
CPURNSA	BCLY	USD	7,000	(2.75)% Fixed	03/03/21	–	–	(786)	–	(786)
CPURNSA	BCLY	USD	5,750	(2.98)% Fixed	03/08/26	–	–	(1,093)	–	(1,093)
CPURNSA	BNP	USD	6,275	(1.07)% Fixed	02/03/17	–	–	–	–	–
CPURNSA	BNP	USD	5,425	(1.53)% Fixed	01/15/18	–	–	(94)	–	(94)
CPURNSA	BOA	USD	7,800	(2.45)% Fixed	03/22/17	–	–	(472)	–	(472)
CPURNSA	CBK	USD	525	(2.34)% Fixed	04/15/18	–	–	(30)	–	(30)
CPURNSA	CBK	USD	950	(2.45)% Fixed	11/07/34	–	–	(97)	–	(97)
CPURNSA	DEUT	USD	7,450	(1.97)% Fixed	11/12/19	–	–	(186)	–	(186)
CPURNSA	DEUT	USD	2,300	(2.48)% Fixed	07/15/23	–	–	(180)	–	(180)
CPURNSA	DEUT	USD	1,850	(2.02)% Fixed	12/11/24	–	–	(39)	–	(39)
CPURNSA	JPM	USD	8,925	0.05% Fixed	12/22/15	–	–	(24)	–	(24)
CPURNSA	JPM	USD	7,000	(2.75)% Fixed	03/03/21	–	–	(786)	–	(786)
CPURNSA	JPM	USD	7,000	(2.33)% Fixed	09/30/21	–	–	(515)	–	(515)
CPURNSA	JPM	USD	6,800	(2.97)% Fixed	04/14/26	–	–	(1,282)	–	(1,282)
CPURNSA	MSC	USD	1,525	(2.60)% Fixed	08/09/23	–	–	(139)	–	(139)
CPURNSA	UBS	USD	5,250	(2.65)% Fixed	03/04/18	–	–	(407)	–	(407)
CPURNSA	UBS	USD	7,800	(2.79)% Fixed	04/13/18	–	–	(704)	–	(704)
CPURNSA	UBS	USD	7,000	(2.75)% Fixed	03/03/21	–	–	(786)	–	(786)
CPURNSA	UBS	USD	5,750	(2.95)% Fixed	03/07/26	–	–	(1,051)	–	(1,051)
Total						$–	$–	$(9,054)	$–	$(9,054)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
USD	U.S. Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
ISD	Independent School District
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
OTC	Over-the-Counter

Credit Exposure
as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	2.5%
Aa/ AA	20.7
A	46.6
Baa/ BBB	15.5
Ba/ BB	2.3
B	0.8
Not Rated	9.8
Short-Term Instruments	3.4
Other Assets and Liabilities	(1.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

6

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	$179,993	$–	$179,993	$–
Short-Term Investments	6,271	6,271	–	–
Total	$186,264	$6,271	$179,993	$–
Swaps - Total Return *	$–	$–	$–	$–
Total	$–	$–	$–	$–
Liabilities:
Swaps - Total Return *	$9,054	$–	$9,054	$–
Total	$9,054	$–	$9,054	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6%
	Automobiles and Components - 1.5%
14	Cooper Tire & Rubber Co.	$501
238	Dana Holding Corp.	4,973
20	Gentherm, Inc. ●	732
150	Tenneco Automotive, Inc. ●	7,705
19	Tower International, Inc. ●	446
		14,357
	Banks - 2.6%
293	EverBank Financial Corp.	5,109
238	First Merchants Corp.	5,195
114	Flushing Financial Corp.	2,071
116	Great Western Bancorp, Inc. ●	2,340
410	MGIC Investment Corp. ●	3,495
74	Sandy Spring Bancorp, Inc.	1,824
99	Wintrust Financial Corp.	4,295
		24,329
	Capital Goods - 8.9%
85	A.O. Smith Corp.	5,075
219	AAON, Inc.	4,785
22	Aegion Corp. ●	340
165	Altra Industrial Motion Corp.	4,210
15	American Railcar Industries, Inc.	740
8	American Woodmark Corp. ●	319
9	Argan, Inc.	283
110	Astronics Corp. ●	6,103
125	AZZ, Inc.	5,260
45	Blount International, Inc. ●	704
86	Chart Industries, Inc. ●	2,455
22	Douglas Dynamics, Inc.	446
95	Enphase Energy, Inc. ●	1,172
39	Esterline Technologies Corp. ●	4,356
163	Generac Holdings, Inc. ●	7,134
17	Global Brass & Copper Holdings, Inc.	218
12	H & E Equipment Services, Inc.	205
96	Heico Corp.	5,822
22	Hyster-Yale Materials Handling, Inc.	1,372
72	Lennox International, Inc.	7,081
11	Lindsay Corp.	967
77	Meritor, Inc. ●	986
98	Moog, Inc. Class A ●	6,910
25	Polypore International, Inc. ●	1,122
8	Proto Laboratories, Inc. ●	489
3	Standex International Corp.	197
47	Taser International, Inc. ●	1,259
61	Teledyne Technologies, Inc. ●	5,755
81	Toro Co.	5,274
26	Trex Co., Inc. ●	1,089
10	Woodward, Inc.	450
		82,578
	Commercial and Professional Services - 3.6%
21	Barrett Business Services, Inc.	638
39	Brink's Co.	863
121	Deluxe Corp.	7,838
81	Exponent, Inc.	6,493
159	GP Strategies Corp. ●	5,294
34	Korn/Ferry International ●	981
6	Multi-Color Corp.	373
161	On Assignment, Inc. ●	5,661
21	Performant Financial Corp. ●	103
60	RPX Corp. ●	736
54	Sykes Enterprises, Inc. ●	1,226
7	UniFirst Corp.	841
52	Wageworks, Inc. ●	2,841
		33,888
	Consumer Durables and Apparel - 4.1%
125	Arctic Cat, Inc.	4,219
19	Ethan Allen Interiors, Inc.	517
23	Helen of Troy Ltd. ●	1,706
226	Kate Spade & Co. ●	7,127
52	Nautilus Group, Inc. ●	744
89	Oxford Industries, Inc.	5,002
7	Polaris Industries, Inc.	1,067
224	Quiksilver, Inc. ●	418
16	Skechers USA, Inc. Class A ●	935
203	Steven Madden Ltd. ●	6,979
160	Taylor Morrison Home Corp. ●	2,843
17	Vera Bradley, Inc. ●	325
277	Vince Holding Corp. ●	6,492
		38,374
	Consumer Services - 4.5%
24	American Public Education, Inc. ●	796
349	Bloomin' Brands, Inc. ●	8,636
9	Bridgepoint Education, Inc. ●	86
89	Brinker International, Inc.	5,191
40	Buffalo Wild Wings, Inc. ●	7,078
15	Capella Education Co.	992
188	Del Frisco's Restaurant Group, Inc. ●	3,728
18	Domino's Pizza, Inc.	1,743
10	Grand Canyon Education, Inc. ●	416
23	Hillenbrand, Inc.	729
220	Ignite Restaurant Group, Inc. ●	1,506
39	ITT Educational Services, Inc. ●	280
88	Marriott Vacations Worldwide Corp.	6,717
19	Outerwall, Inc. ●	1,204
13	Strayer Education, Inc. ●	851
31	Texas Roadhouse, Inc.	1,028
39	Weight Watchers International, Inc. ●	641
		41,622
	Diversified Financials - 1.4%
80	BGC Partners, Inc.	630
6	Credit Acceptance Corp. ●	977
80	Evercore Partners, Inc.	3,820
170	HFF, Inc.	5,790
9	Marcus & Millichap, Inc. ●	319
8	PRA Group, Inc. ●	376
16	World Acceptance Corp. ●	1,146
		13,058
	Energy - 2.3%
29	Alon USA Energy, Inc.	344
7	Carrizo Oil & Gas, Inc. ●	311
13	CVR Energy, Inc.	483
52	Diamondback Energy, Inc. ●	3,614
115	Forum Energy Technologies, Inc. ●	1,782
12	Geospace Technologies Corp. ●	284
7	Green Plains, Inc.	152
102	ION Geophysical Corp. ●	229
163	Jones Energy, Inc. ●	1,663

1

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6% - (continued)
	Energy - 2.3% - (continued)
12	Matrix Service Co. ●	$227
53	Pacific Ethanol, Inc. ●	453
98	PBF Energy, Inc.	2,748
5	REX American Resources Corp. ●	255
96	Rosetta Resources, Inc. ●	1,633
212	RSP Permian, Inc. ●	5,694
136	Vaalco Energy, Inc. ●	753
30	Western Refining, Inc.	1,114
		21,739
	Food and Staples Retailing - 2.6%
10	Andersons (The), Inc.	427
119	Casey's General Stores, Inc.	10,853
56	Diplomat Pharmacy, Inc. ●	1,385
10	Fresh Market, Inc. ●	377
194	Natural Grocers by Vitamin Cottage, Inc. ●	5,975
63	PriceSmart, Inc.	5,125
53	Rite Aid Corp. ●	367
		24,509
	Food, Beverage and Tobacco - 1.6%
20	Cal-Maine Foods, Inc.	688
4	Diamond Foods, Inc. ●	88
35	Pilgrim's Pride Corp.	945
74	Post Holdings, Inc. ●	3,496
11	Sanderson Farms, Inc.	872
94	TreeHouse Foods, Inc. ●	8,513
		14,602
	Health Care Equipment and Services - 10.0%
14	Align Technology, Inc. ●	722
20	Anika Therapeutics, Inc. ●	793
14	Atrion Corp.	4,571
19	Centene Corp. ●	2,077
15	Computer Programs & Systems, Inc.	759
113	Corvel Corp. ●	3,737
92	Cyberonics, Inc. ●	5,117
202	Dexcom, Inc. ●	12,102
9	Ensign Group, Inc.	353
319	Globus Medical, Inc. ●	7,533
217	HealthSouth Corp.	9,569
35	Heartware International, Inc. ●	2,934
20	HMS Holdings Corp. ●	404
73	ICU Medical, Inc. ●	6,135
21	Magellan Health, Inc. ●	1,250
33	Meridian Bioscience, Inc.	566
23	Molina Healthcare, Inc. ●	1,176
6	Natus Medical, Inc. ●	226
160	Omnicell, Inc. ●	5,091
30	Orthofix International N.V. ●	912
83	Quality Systems, Inc.	1,347
30	Radnet, Inc. ●	237
144	Team Health Holdings ●	7,451
28	Triple-S Management Corp., Class B ●	662
156	U.S. Physical Therapy, Inc.	6,036
234	Vascular Solutions, Inc. ●	6,378
70	Wellcare Health Plans, Inc. ●	5,063
		93,201
	Household and Personal Products - 0.8%
8	Medifast, Inc. ●	250
193	Prestige Brands Holdings, Inc. ●	6,623
6	Usana Health Sciences, Inc. ●	628
		7,501
	Insurance - 1.4%
144	Amerisafe, Inc.	5,848
13	AmTrust Financial Services, Inc.	657
27	Greenlight Capital Re Ltd. Class A ●	835
142	James River Group Holdings Ltd. ●	3,043
70	Maiden Holdings Ltd.	880
24	Montpelier Re Holdings Ltd.	825
20	United Insurance Holdings Corp.	496
28	Universal Insurance Holdings, Inc.	655
		13,239
	Materials - 4.9%
14	Boise Cascade Co. ●	554
91	Cabot Corp.	3,841
17	Clearwater Paper Corp. ●	1,229
77	Gold Resource Corp.	270
788	Graphic Packaging Holding Co. ●	11,404
456	Headwaters, Inc. ●	6,426
477	Omnova Solutions, Inc. ●	3,272
93	Orion Engineered Carbons S. A.	1,511
11	P.H. Glatfelter Co.	258
246	PolyOne Corp.	8,759
100	Silgan Holdings, Inc.	5,156
6	Stepan Co.	223
126	Stillwater Mining Co. ●	1,717
30	US Silica Holdings, Inc.	747
		45,367
	Media - 0.1%
29	McClatchy Co. Class A ●	73
11	Shutterstock, Inc. ●	619
		692
	Pharmaceuticals, Biotechnology and Life Sciences - 13.3%
336	Achillion Pharmaceuticals, Inc. ●	4,986
175	Acorda Therapeutics, Inc. ●	7,279
129	Aerie Pharmaceuticals, Inc. ●	3,615
92	Affymetrix, Inc. ●	1,017
45	Agios Pharmaceuticals, Inc. ●	5,202
135	Alkermes plc ●	9,767
63	Alnylam Pharmaceuticals, Inc. ●	5,905
149	Anacor Pharmaceuticals, Inc. ●	5,603
11	ANI Pharmaceuticals, Inc. ●	597
7	Avalanche Biotechnologies, Inc. ●	262
196	BioCryst Pharmaceuticals, Inc. ●	2,000
268	Bruker Corp. ●	5,059
17	Cambrex Corp. ●	379
8	Cumberland Pharmaceuticals, Inc. ●	48
51	DepoMed, Inc. ●	939
57	Dyax Corp. ●	854
30	Emergent Biosolutions, Inc. ●	827
17	Enanta Pharmaceuticals, Inc. ●	756
127	Five Prime Therapeutics, Inc. ●	3,342
124	Glycomimetics, Inc. ●	911
165	Hyperion Therapeutics, Inc. ●	4,166
36	Impax Laboratories, Inc. ●	1,329
96	Infinity Pharmaceuticals, Inc. ●	1,478
14	Insys Therapeutics, Inc. ●	669
147	Ironwood Pharmaceuticals, Inc. ●	2,295

2

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 13.3% - (continued)
18	Isis Pharmaceuticals, Inc. ●	$1,247
20	Lannet, Inc. ●	963
16	Ligand Pharmaceuticals, Inc. Class B ●	929
185	Medicines Co. ●	5,297
140	Merrimack Pharmaceuticals, Inc. ●	1,316
43	Mimedx Group, Inc. ●	351
77	Nektar Therapeutics ●	1,130
31	Omeros Corp. ●	694
33	Ophthotech Corp. ●	1,868
157	PAREXEL International Corp. ●	9,566
280	PDL Biopharma, Inc.	2,039
132	Portola Pharmaceuticals, Inc. ●	3,760
76	Pozen, Inc. ●	524
85	PTC Therapeutics, Inc. ●	4,687
30	Puma Biotechnology, Inc. ●	6,436
15	Repligen Corp. ●	360
44	Sagent Pharmaceuticals, Inc. ●	1,124
126	Sciclone Pharmaceuticals, Inc. ●	928
63	Sucampo Pharmaceuticals, Inc. Class A ●	950
93	Tesaro, Inc. ●	3,761
64	Ultragenyx Pharmaceutical, Inc. ●	3,707
305	Xenoport, Inc. ●	2,540
		123,462
	Real Estate - 2.6%
89	Altisource Residential Corp.	1,597
89	Apollo Residential Mortgage, Inc. REIT	1,395
27	AVIV REIT, Inc.	1,070
116	Coresite Realty Corp. REIT	5,072
18	Forestar Group, Inc. ●	237
13	InfraREIT, Inc. ●	348
19	Inland Real Estate Corp. REIT	212
7	National Health Investors, Inc. REIT	486
35	Potlatch Corp. REIT	1,387
165	Ramco-Gershenson Properties Trust REIT	3,230
50	Sabra Healthcare REIT, Inc.	1,625
48	St. Joe Co. ●	775
368	Sunstone Hotel Investors, Inc. REIT	6,279
		23,713
	Retailing - 5.5%
32	ANN, Inc. ●	1,066
36	Buckle (The), Inc.	1,818
25	Build-A-Bear Workshop, Inc. ●	509
24	Burlington Stores, Inc. ●	1,177
20	Cato Corp.	860
108	Core-Mark Holding Co., Inc.	7,211
165	DSW, Inc.	5,866
20	Finish Line (The), Inc.	472
143	Five Below, Inc. ●	4,766
72	Francescas Holding Corp. ●	1,136
4	Hibbett Sports, Inc. ●	183
123	HSN, Inc.	9,517
10	Kirklands, Inc. ●	242
85	Nutrisystem, Inc.	1,508
34	Overstock.com, Inc. ●	768
423	Pier 1 Imports, Inc.	7,116
41	Select Comfort Corp. ●	1,226
135	Wayfair, Inc. ●	2,643
126	Zulily, Inc. ●	2,339
10	Zumiez, Inc. ●	375
		50,798
	Semiconductors and Semiconductor Equipment - 3.2%
24	Ambarella, Inc. ●	1,333
82	Amkor Technology, Inc. ●	523
19	Cypress Semiconductor Corp.	275
105	Integrated Device Technology, Inc. ●	1,929
84	Kulicke & Soffa Industries, Inc. ●	1,280
148	Nanometrics, Inc. ●	2,303
82	Qorvo, Inc. ●	6,038
84	Rambus, Inc. ●	940
131	SunEdison Semiconductor Ltd. ●	2,556
329	SunEdison, Inc. ●	6,158
181	SunPower Corp. ●	4,360
11	Synaptics, Inc. ●	876
16	Tessera Technologies, Inc.	611
64	Ultratech Stepper, Inc. ●	1,026
		30,208
	Software and Services - 18.2%
35	Angie's List, Inc. ●	159
175	Aspen Technology, Inc. ●	6,179
74	AVG Technologies N.V. ●	1,470
181	Bankrate, Inc. ●	2,263
10	Barracuda Networks, Inc. ●	328
20	Blackhawk Network Holdings, Inc. ●	678
62	CACI International, Inc. Class A ●	5,256
73	Carbonite, Inc. ●	1,095
106	Cass Information Systems, Inc.	4,630
25	Cimpress N.V. ●	1,974
53	comScore, Inc. ●	2,191
14	Constant Contact, Inc. ●	523
60	CSG Systems International, Inc.	1,471
47	Cvent, Inc. ●	1,162
47	Demandware, Inc. ●	2,516
32	Dice Holdings, Inc. ●	268
156	Ellie Mae, Inc. ●	6,891
20	Envestnet, Inc. ●	1,005
22	EPAM Systems, Inc. ●	1,098
95	ePlus, Inc. ●	6,387
6	Euronet Worldwide, Inc. ●	268
263	Everyday Health, Inc. ●	3,646
198	Exlservice Holdings, Inc. ●	5,816
110	Fair Isaac, Inc.	7,871
512	Five9, Inc. ●	2,013
221	Fleetmatics Group Ltd. ●	7,828
41	Global Cash Access, Inc. ●	268
154	Heartland Payment Systems, Inc.	7,666
37	Infoblox, Inc. ●	684
122	j2 Global, Inc.	6,986
27	Logmein, Inc. ●	1,274
182	Manhattan Associates, Inc. ●	8,127
129	Marketo, Inc. ●	4,440
31	MAXIMUS, Inc.	1,739
361	Model N, Inc. ●	3,863
164	Netscout Systems, Inc. ●	5,889
10	NIC, Inc.	166
72	Pegasystems, Inc.	1,411
211	PTC, Inc. ●	7,056
125	Q2 Holdings, Inc. ●	2,229

3

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.6% - (continued)
	Software and Services - 18.2% - (continued)
114	Qualys, Inc. ●	$4,335
21	Science Applications International Corp.	1,010
32	Solarwinds, Inc. ●	1,541
102	Solera Holdings, Inc.	5,282
47	SS&C Technologies Holdings, Inc.	2,607
6	Stamps.com, Inc. ●	269
8	Syntel, Inc. ●	337
56	Take-Two Interactive Software, Inc. ●	1,664
105	Tyler Corp. ●	11,094
65	VASCO Data Security International, Inc. ●	1,400
55	Verint Systems, Inc. ●	2,915
123	WebMD Health Corp. ●	4,776
61	WEX, Inc. ●	5,614
		169,628
	Technology Hardware and Equipment - 3.2%
23	Alliance Fiber Optic Product, Inc.	326
283	Aruba Networks, Inc. ●	4,695
164	CDW Corp. of Delaware	5,614
159	Ciena Corp. ●	2,950
16	Clearfield, Inc. ●	191
22	Comtech Telecommunications Corp.	722
13	DTS, Inc. ●	363
61	FEI Co.	5,014
23	Infinera Corp. ●	366
27	Methode Electronics, Inc.	962
4	Osi Systems, Inc. ●	299
29	Polycom, Inc. ●	390
208	Quantum Corp. ●	328
248	Sonus Networks, Inc. ●	4,727
106	Ubiquiti Networks, Inc.	2,776
		29,723
	Telecommunication Services - 0.2%
117	Cincinnati Bell, Inc. ●	344
22	IDT Corp. Class B	468
50	Inteliquent, Inc.	842
		1,654
	Transportation - 2.1%
8	Alaska Air Group, Inc.	543
5	Allegiant Travel Co.	852
20	ArcBest Corp.	753
172	Celadon Group, Inc.	4,087
43	Hawaiian Holdings, Inc. ●	836
21	JetBlue Airways Corp. ●	353
141	Marten Transport Ltd.	2,881
10	Matson, Inc.	354
19	Spirit Airlines, Inc. ●	1,416
300	Swift Transportation Co. ●	7,364
		19,439
	Total Common Stocks
	( Cost $813,128)	$917,681

Warrants - 0.0%
	Diversified Financials - 0.0%
2	Imperial Holdings, Inc. ⌂	$—

	Total Warrants
	(Cost $–)	$—

	Total Long-Term Investments
	(Cost $813,128)	$917,681

Short-Term Investments - 1.5%
Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $14, collateralized by U.S. Treasury Note 0.88%, 2017, value of $14)
$14	0.04%, 1/31/15	$14
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $590, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $601)
590	0.06%, 1/31/15	590
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$4,277, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $4,363)
4,277	0.05%, 1/31/15	4,277
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $996,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2024, value of $1,016)
996	0.06%, 1/31/15	996
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,849, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $2,906)
2,849	0.04%, 1/31/15	2,849
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,852, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $1,889)
1,852	0.05%, 1/31/15	1,852
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $162, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $166)
162	0.05%, 1/31/15	162

4

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.5% - (continued)
Repurchase Agreements - 1.5% - (continued)
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $681, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $695)
$681	0.06%, 1/31/15		$681
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $42, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $43)
42	0.06%, 1/31/15		42
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,543, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $2,593)
2,543	0.07%, 1/31/15		2,543
			14,006
	Total Short-Term Investments
	(Cost $14,006)		$14,006

	Total Investments
	(Cost $827,134) ▲	100.1%	$931,687
	Other Assets and Liabilities	(0.1)%	(501)
	Total Net Assets	100.0%	$931,186

5

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $829,781 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$137,648
Unrealized Depreciation	(35,742)
Net Unrealized Appreciation	$101,906

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2015	2	Imperial Holdings, Inc. Warrants	$–

The aggregate value and percentage of net assets of these securities at January 31, 2015, rounds to zero.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.7%
Consumer Staples	5.0
Energy	2.3
Financials	8.0
Health Care	23.3
Industrials	14.6
Information Technology	24.6
Materials	4.9
Services	0.2
Total	98.6%
Short-Term Investments	1.5
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

6

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$917,681	$917,681	$–	$–
Warrants	–	–	–	–
Short-Term Investments	14,006	–	14,006	–
Total	$931,687	$917,681	$14,006	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

The Hartford Value Opportunities Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1%
	Banks - 2.8%
83	PNC Financial Services Group, Inc.	$7,020
28	South State Corp.	1,678
		8,698
	Capital Goods - 5.9%
18	Alliant Techsystems, Inc.	2,280
49	Eaton Corp. plc	3,066
68	Generac Holdings, Inc. ●	2,970
18	Raytheon Co.	1,761
132	Rexel S.A.	2,470
16	Sulzer AG	1,730
59	WESCO International, Inc. ●	3,920
		18,197
	Commercial and Professional Services - 1.6%
246	Knoll, Inc.	5,042

	Consumer Durables and Apparel - 3.2%
75	D.R. Horton, Inc.	1,832
123	Electrolux AB Series B	3,800
37	Lennar Corp.	1,639
136	Vera Bradley, Inc. ●	2,599
		9,870
	Consumer Services - 2.8%
71	Las Vegas Sands Corp.	3,882
74	Melco PBL Entertainment Ltd. ADR	1,764
27	Norwegian Cruise Line Holdings Ltd. ●	1,195
357	Sands China Ltd.	1,739
		8,580
	Diversified Financials - 9.7%
145	Citigroup, Inc.	6,820
211	JP Morgan Chase & Co.	11,479
80	Julius Baer Group Ltd.	3,273
64	Northern Trust Corp.	4,192
76	Raymond James Financial, Inc.	4,004
74	Solar Cayman Ltd. ⌂■●†	5
		29,773
	Energy - 13.3%
46	Baker Hughes, Inc.	2,685
176	Cabot Oil & Gas Corp.	4,671
113	Cameco Corp.	1,584
140	Canadian Natural Resources Ltd. ADR	4,066
17	Chevron Corp.	1,692
238	Cobalt International Energy, Inc. ●	2,167
25	Diamondback Energy, Inc. ●	1,732
110	Halliburton Co.	4,391
85	HollyFrontier Corp.	3,050
60	National Oilwell Varco, Inc.	3,243
20	Pioneer Natural Resources Co.	3,059
82	QEP Resources, Inc.	1,654
235	Southwestern Energy Co. ●	5,821
267	Trican Well Service Ltd.	1,031
		40,846
	Food and Staples Retailing - 2.6%
95	Wal-Mart Stores, Inc.	8,031

	Food, Beverage and Tobacco - 3.8%
170	Imperial Tobacco Group plc	8,001
21	Ingredion, Inc.	1,672
567	Treasury Wine Estates Ltd.	2,156
		11,829
	Health Care Equipment and Services - 0.8%
28	Aetna, Inc.	2,613

	Insurance - 8.4%
145	American International Group, Inc.	7,063
248	MetLife, Inc.	11,543
156	Principal Financial Group, Inc.	7,328
		25,934
	Materials - 7.2%
27	Allegheny Technologies, Inc.	776
56	Cabot Corp.	2,384
96	Celanese Corp.	5,141
149	Constellium N.V. ●	2,736
107	Huntsman Corp.	2,354
113	Reliance Steel & Aluminum	5,897
68	Rio Tinto plc ADR	3,004
		22,292
	Media - 1.1%
136	Quebecor, Inc.	3,419

	Pharmaceuticals, Biotechnology and Life Sciences - 9.1%
101	Almirall S.A. ●	1,770
32	AstraZeneca plc ADR	2,273
119	Bristol-Myers Squibb Co.	7,143
214	Merck & Co., Inc.	12,893
64	Tesaro, Inc. ●	2,563
13	Vertex Pharmaceuticals, Inc. ●	1,454
		28,096
	Real Estate - 7.9%
25	AvalonBay Communities, Inc. REIT	4,341
26	Boston Properties, Inc. REIT	3,562
136	Columbia Property Trust, Inc.	3,331
77	Equity Lifestyle Properties, Inc. REIT	4,188
57	Plum Creek Timber Co., Inc. REIT	2,519
26	Realogy Holdings Corp. ●	1,202
9	SL Green Realty Corp. REIT	1,185
157	Two Harbors Investment Corp. REIT	1,617
67	Weyerhaeuser Co. REIT	2,389
		24,334
	Retailing - 1.1%
572	Allstar Co. ⌂●†	529
65	GNC Holdings, Inc.	2,893
		3,422
	Semiconductors and Semiconductor Equipment - 2.3%
108	Maxim Integrated Products, Inc.	3,577
3	Samsung Electronics Co., Ltd.	3,448
		7,025
	Software and Services - 3.5%
137	Activision Blizzard, Inc.	2,856
10	Google, Inc. Class A ●	5,483
54	Teradata Corp. ●	2,397
		10,736
	Technology Hardware and Equipment - 5.2%
106	Arris Group, Inc. ●	2,785
343	Cisco Systems, Inc.	9,035

1

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 99.1% - (continued)
	Technology Hardware and Equipment - 5.2% - (continued)
162	EMC Corp.		$4,197
			16,017
	Telecommunication Services - 1.6%
283	NTT DoCoMo, Inc.		4,774

	Transportation - 1.1%
33	United Parcel Service, Inc. Class B		3,233

	Utilities - 4.1%
81	PG&E Corp.		4,769
513	Snam S.p.A.		2,508
144	Xcel Energy, Inc.		5,420
			12,697
	Total Common Stocks
	(Cost $303,497)		$305,458

	Total Long-Term Investments
	(Cost $303,497)		$305,458

Short-Term Investments - 0.1%
Repurchase Agreements - 0.1%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $–, collateralized by U.S. Treasury Note 0.88%, 2017, value of $–)
$—	0.04%, 1/31/15		$—
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $16, collateralized by FHLMC 3.50% -
4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $16)
16	0.06%, 1/31/15		16
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $115,
collateralized by U.S. Treasury Bill 0.04% -
0.25%, 2015 - 2016, U.S. Treasury Bond 3.00%
- 9.88%, 2015 - 2044, U.S. Treasury Note 0.25%
	- 4.63%, 2015 - 2022, value of $117)
115	0.05%, 1/31/15		115
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $27,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2024, value of $27)
27	0.06%, 1/31/15		27
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $76, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $78)
76	0.04%, 1/31/15		76
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $50, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $51)
50	0.05%, 1/31/15		50
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $4, collateralized by FHLMC 2.50% -
6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $4)
4	0.05%, 1/31/15		4
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $18, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $19)
18	0.06%, 1/31/15		18
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $1)
1	0.06%, 1/31/15		1
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $68, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $69)
68	0.07%, 1/31/15		68
			375
	Total Short-Term Investments
	(Cost $375)		$375

	Total Investments
	(Cost $303,872) ▲	99.2%	$305,833
	Other Assets and Liabilities	0.8%	2,422
	Total Net Assets	100.0%	$308,255

2

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $304,881 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,740
Unrealized Depreciation	(23,788)
Net Unrealized Appreciation	$952

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $534, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	572	Allstar Co.	$249
03/2007	74	Solar Cayman Ltd. - 144A	22

At January 31, 2015, the aggregate value of these securities was $534, which represents 0.2% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	02/02/2015	RBC	$14	$14	$–	$–
EUR	Buy	03/18/2015	BOA	4,318	4,205	–	(113)
EUR	Sell	03/18/2015	NAB	16,573	15,123	1,450	–
JPY	Sell	03/18/2015	GSC	3,999	4,075	–	(76)
Total						$1,450	$(189)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	8.2%
Consumer Staples	6.4
Energy	13.3
Financials	28.8
Health Care	9.9
Industrials	8.6
Information Technology	11.0
Materials	7.2
Services	1.6
Utilities	4.1
Total	99.1%
Short-Term Investments	0.1
Other Assets and Liabilities	0.8
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$8,698	$8,698	$–	$–
Capital Goods	18,197	13,997	4,200	–
Commercial and Professional Services	5,042	5,042	–	–
Consumer Durables and Apparel	9,870	6,070	3,800	–
Consumer Services	8,580	6,841	1,739	–
Diversified Financials	29,773	26,495	3,273	5
Energy	40,846	40,846	–	–
Food and Staples Retailing	8,031	8,031	–	–
Food, Beverage and Tobacco	11,829	1,672	10,157	–
Health Care Equipment and Services	2,613	2,613	–	–
Insurance	25,934	25,934	–	–
Materials	22,292	22,292	–	–
Media	3,419	3,419	–	–
Pharmaceuticals, Biotechnology and Life Sciences	28,096	26,326	1,770	–
Real Estate	24,334	24,334	–	–
Retailing	3,422	2,893	–	529
Semiconductors and Semiconductor Equipment	7,025	3,577	3,448	–
Software and Services	10,736	10,736	–	–
Technology Hardware and Equipment	16,017	16,017	–	–
Telecommunication Services	4,774	–	4,774	–
Transportation	3,233	3,233	–	–
Utilities	12,697	10,189	2,508	–
Total	305,458	269,255	35,669	534
Short-Term Investments	375	–	375	–
Total	$305,833	$269,255	$36,044	$534
Foreign Currency Contracts*	$1,450	$–	$1,450	$–
Total	$1,450	$–	$1,450	$–
Liabilities:
Foreign Currency Contracts*	$189	$–	$189	$–
Total	$189	$–	$189	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Common Stocks	$490	$—	$44	*	$—	$—	$—	$—	$—	$534
Total	$490	$—	$44		$—	$—	$—	$—	$—	$534

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $44.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 13, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 13, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 13, 2015	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller